CAPITAL RATIOS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
CAPITAL RATIOS
Period for which net profit is combined with current year profit limit dividend payment under OCC regulations	2 years
Tier I Capital to Adjusted Total Assets
Actual Amount	$ 65,059,000	$ 63,570,000
Actual Ratio (as a percent)	10.64%	11.59%
For Capital Adequacy Purposes, Amount	24,463,000	22,509,000
For Capital Adequacy Purposes, Ratio (as a percent)	4.00%	4.00%
Tier 1 Capital to Risk Weighted Assets
Actual Amount	65,059,000	63,570,000
Actual Ratio (as a percent)	17.25%	17.17%
For Capital Adequacy Purposes, Amount	15,082,000	14,812,000
For Capital Adequacy Purposes, Ratio (as a percent)	4.00%	4.00%
Total Capital to Risk Weighted Assets
Actual Amount	72,572,000	70,570,000
Actual Ratio (as a percent)	19.25%	19.06%
For Capital Adequacy Purposes, Amount	30,164,000	29,624,000
For Capital Adequacy Purposes, Ratio (as a percent)	8.00%	8.00%
Bank
Tier I Capital to Adjusted Total Assets
Actual Amount	67,253,000	62,025,000
Actual Ratio (as a percent)	11.45%	11.33%
For Capital Adequacy Purposes, Amount	23,487,000	21,906,000
For Capital Adequacy Purposes, Ratio (as a percent)	4.00%	4.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	29,359,000	27,382,000
To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio (as a percent)	5.00%	5.00%
Tier 1 Capital to Risk Weighted Assets
Actual Amount	67,253,000	62,025,000
Actual Ratio (as a percent)	17.89%	16.80%
For Capital Adequacy Purposes, Amount	15,039,000	14,767,000
For Capital Adequacy Purposes, Ratio (as a percent)	4.00%	4.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	22,558,000	22,150,000
To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio (as a percent)	6.00%	6.00%
Total Capital to Risk Weighted Assets
Actual Amount	70,766,000	65,033,000
Actual Ratio (as a percent)	18.82%	17.62%
For Capital Adequacy Purposes, Amount	30,077,000	29,534,000
For Capital Adequacy Purposes, Ratio (as a percent)	8.00%	8.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 37,597,000	$ 36,917,000
To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio (as a percent)	10.00%	10.00%